Fair value measurements	12 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair value measurements
Note 15 – Fair value measurements
The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of June 30, 2022
	Level 1	Level 2	Level 3	Total
	$’000	$’000	$’000	$’000
Common stock Public warrant liabilities	12,019	—	—	12,019
Common stock Private warrant liabilities	—	321	—	321

Total	12,019	321	—	12,340

The following table presents a summary of the changes in the fair value of the Group’s warrant liability:

	Public warrants		Private warrants		Total
	Number of warrants	Amounts $’000	Number of warrants	Amounts $’000	Number of warrants	Amounts $’000
Balance as of June 30, 2021	—	—	—	—	—	—
Warrants liability assumed in Business Combination	13,416,592	19,857	8,366,667	12,383	21,783,259	32,240
Reclassification of warrants to stockholders’ deficit due to exercise	(4,379,462)	(11,364)	(8,125,520)	(12,027)	(12,504,982)	(23,391)
Change in fair value	—	3,526	—	(35)	—	3,491

Balance as of June 30, 2022	9,037,130	12,019	241,147	321	9,278,277	12,340